Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Of Financial Assets and Liabilities [Abstract]
Financial Instruments and Fair Value Measurements	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
(a)Financial assets and financial liabilities by category
The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

At December 31, 2023	Amortized cost	FVTPL	FVOCI	Total
Financial assets
Cash and cash equivalents	$191,995	$—	$—	$191,995
Marketable securities	—	683	91,983	92,666
Trade receivables	9,916	—	—	9,916
Derivative assets(1)	—	18,196	—	18,196
Restricted cash(2)	17,463	—	—	17,463
Other financial assets(3)	16,164	25,200	—	41,364
Total financial assets	$235,538	$44,079	$91,983	$371,600

Financial liabilities
Trade payables and accrued liabilities	$230,689	$—	$—	$230,689
Loans and borrowings	924,980	—	—	924,980
Derivative liabilities(1)	—	19,911	—	19,911
Lease liabilities(4)	46,728	—	—	46,728
Other financial liabilities(5)	36,716	—	—	36,716
Total financial liabilities	$1,239,113	$19,911	$—	$1,259,024

At December 31, 2022
Financial assets
Cash and cash equivalents	$200,769	$—	$—	$200,769
Marketable securities	—	984	35,883	36,867
Trade receivables	8,180	—	—	8,180
Derivative assets(1)	—	36,743	—	36,743
Restricted cash(2)	16,452	—	—	16,452
Other financial assets(3)	39,051	—	2,294	41,345
Total financial assets	$264,452	$37,727	$38,177	$340,356

Financial liabilities
Trade payables and accrued liabilities	$226,028	$—	$—	$226,028
Loans and borrowings	828,024	—	—	828,024
Derivative liabilities(1)	—	10,705	—	10,705
Lease liabilities(4)	35,500	—	—	35,500
Other financial liabilities(5)	13,853	—	—	13,853
Total financial liabilities	$1,103,405	$10,705	$—	$1,114,110
(1)     Includes current and non-current derivatives (note 16).
(2)    Includes current and non-current restricted cash. At December 31, 2023, the Company had $2.1 million (2022 – $1.9 million) of current restricted cash included in prepaid expenses and other current assets.
(3)    Other financial assets at December 31, 2023 include other current and non-current receivables (2022 – current and non-current receivables from asset sales and other receivables (notes 7 and 11). Other financial assets measured at FVTPL at December 31, 2023 relate to the Bear Creek Convertible Note (note 11(a)). Other financial assets measured at FVOCI at December 31, 2022 relate to the investment in PGI (note 11(b)).
(4)    Includes current and non-current lease liabilities (note 18(b)).
(5)    Other financial liabilities include the Equipment Facility (note 17(a)).
30.    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (CONTINUED)
(b)Fair values of financial assets and financial liabilities
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy categorizes inputs to valuation techniques used in measuring fair value into the following three levels:
Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – inputs other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly, such as prices, or indirectly (derived from prices).
Level 3 – unobservable inputs for which market data are not available.
(i)Financial assets and financial liabilities measured at fair value
The fair values of the Company’s financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2023	Level 1(3)	Level 2(4)	Level 3(5)	Total
Marketable securities	$92,666	$—	$—	$92,666
Derivative assets(1)	—	18,196	—	18,196
Other financial assets(2)	—	25,200	—	25,200
Derivative liabilities(1)	—	(4,212)	(15,699)	(19,911)
Net financial assets (liabilities)	$92,666	$39,184	$(15,699)	$116,151

At December 31, 2022
Marketable securities	$36,867	$—	$—	$36,867
Derivative assets(1)	—	36,743	—	36,743
Other financial assets(2)	—	—	2,294	2,294
Derivative liabilities(1)	—	(2,425)	(8,280)	(10,705)
Net financial assets (liabilities)	$36,867	$34,318	$(5,986)	$65,199
(1)Includes current and non-current derivatives (note 16).
(2)Other financial assets measured at fair value at December 31, 2023 relate to the Bear Creek Convertible Note (note 11(a)). Other financial assets measured at fair value at December 31, 2022 relate to the investment in PGI (note 11(b)).
(3)The fair values of marketable securities are based on the quoted market price of the underlying securities.
(4)The fair values of derivative assets and certain derivative liabilities are measured using Level 2 inputs. The fair values of the Company’s foreign currency contracts are based on forward foreign exchange rates and the fair values of the Company’s gold contracts are based on forward metal prices. The fair values of the Company’s investments in warrants and share purchase warrant liability at December 31, 2022 were determined using the Black-Scholes option pricing model that uses a combination of quoted market prices and market-derived inputs such as expected volatility.
The fair value of the Bear Creek Convertible Note is determined using FINCAD’s convertible debt valuation model based on the contractual terms of the Bear Creek Convertible Note and market-derived inputs including Bear Creek’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instrument.
(5)The fair value of the Company’s power purchase agreement derivative liability at Santa Luz is calculated as the net present value of the expected future cash flows based on contractual and projected future energy prices discounted using a market interest rate that reflects the risks associated with the liability.
The fair value of the contingent consideration derivative liability relating to Greenstone is calculated as the present value of projected future cash flows using a market-interest rate that reflects the risk associated with the delivery of the contingent consideration. The projected cash flows are affected by assumptions related to the achievement of production milestones.
There were no amounts transferred between levels of the fair value hierarchy during the years ended December 31, 2023 and 2022.
30.    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (CONTINUED)
(b)Fair values of financial assets and financial liabilities (continued)
(ii)Financial assets and financial liabilities not already measured at fair value
At December 31, 2023 and 2022, the carrying amounts of the Company’s cash and cash equivalents, trade and other current receivables, restricted cash, and trade payables and accrued liabilities approximate their fair values due to the short-term nature of the instruments.
The fair values of the Company’s other financial assets and financial liabilities, excluding lease liabilities, that are not measured at fair value in the statement of financial position as compared to the carrying amounts were as follows:

		December 31, 2023		December 31, 2022
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Non-current receivables from asset sales(1)	3	$—	$—	$20,965	$20,965
Revolving Facility(2)	2	527,368	539,454	560,788	582,118
2023 Convertible Notes(3)	1	123,720	181,453	—	—
2020 Convertible Notes(3)	2	135,288	142,203	132,196	135,014
2019 Convertible Notes(3)	2	138,604	147,033	135,040	146,367
Equipment Facility(4)	2	31,070	31,710	9,601	10,965
(1)The fair values of non-current receivables from sales of the Company’s non-core assets (note 11) are calculated as the present value of expected future cash flows based on expected amounts and timing of the future cash flows discounted using a market rate of interest for similar instruments.
(2)The fair value of the Revolving Facility (note 13(a)) is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(3)The carrying amounts of the 2023 Convertible Notes, 2020 Convertible Notes and 2019 Convertible Notes represent the liability components of the convertible notes, while the fair values represent the liability and equity components of the convertible notes. The fair value of the 2023 Convertible Notes (13(b)) at December 31, 2023 is based on the quoted market price of the underlying securities. The fair value of the 2020 Convertible Notes (note 13(c)) at December 31, 2023 represents the fair value of the liability component of $132.8 million (2022 – $130.0 million) and the fair value of the equity component of $9.4 million (2022 – $5.0 million). The fair value of the 2019 Convertible Notes (note 13(c)) at December 31, 2023 represents the fair value of the liability component of $138.1 million (2022 – $134.9 million) and the fair value of the equity component of $8.9 million (2022 – $11.5 million). The fair values of the liability components of the 2020 Convertible Notes and 2019 Convertible Notes are calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(4)The fair value of the Equipment Facility (note 17(a)) at December 31, 2023 is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.